Share capital (Tables)	3 Months Ended
Mar. 31, 2022
Share capital.
Schedule of changes in options

	March 31, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	11,974,300	$2.73	13,008,364	$2.14
Options granted	711,306	1.96	3,217,378	3.94
Options exercised	(1,245,455)	0.30	(3,785,174)	1.58
Options forfeited/expired/cancelled	(288,663)	4.93	(466,268)	2.85
Options outstanding, ending	11,151,488	$2.90	11,974,300	$2.73

Schedule of details of options outstanding

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.37	81,818	81,818
$0.80 CAD	0.70	334,091	334,091
$2.00 CAD	2.06	80,214	80,214
$1.91	5.15	2,955,000	2,374,445
$2.13	6.85	161,306	43,685
$2.45	4.35	1,250,000	1,250,000
$2.53	4.36	75,000	75,000
$2.62	1.48	700,000	700,000
$3.01	8.17	1,500,000	-
$3.40	3.97	1,035,000	1,035,000
$3.41	5.31	1,034,498	689,503
$3.55	6.30	80,000	19,467
$3.56	6.62	378,432	135,979
$3.77	6.41	190,000	131,672
$4.15	8.98	780,000	492,915
$5.00	1.67	193,629	193,629
$7.23	5.79	105,000	56,882
$7.75	5.89	110,000	57,296
$9.60	2.68	107,500	107,500
		11,151,488	7,859,096

Schedule of changes in warrants

	March 31, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	7,402,021	$5.23	15,070,883	$4.01
Warrants exercised	—	—	(4,270,005)	3.34
Warrants expired	(244,000)	4.00	(3,398,857)	4.66
Warrants outstanding, ending	7,158,021	$5.27	7,402,021	$5.23

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.69 years	1,559,765
$2.00 USD - $24.00 USD	1.88 years	1,096,988
Transferable Warrants
$4.25 USD	1.36 years	4,501,268
Warrants outstanding, ending	1.29 years	7,158,021

Schedule of changes in deferred share units

	March 31, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of DSU	fair value	Number of DSU	fair value
DSUs outstanding, beginning	84,581	$3.41	44,623	$3.41
DSUs granted	9,375	3.20	51,468	3.41
DSUs exercised	—	—	(11,510)	3.41
DSUs outstanding, ending	93,956	$3.39	84,581	$3.41

Schedule of details of deferred share units outstanding

	Weighted	Number of
	average	DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.39	9.09	93,956	42,888

Schedule of changes in restricted share units

	March 31, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	649,473	$3.42	507,849	$3.44
RSUs granted	—	—	450,442	3.41
RSUs exercised	(38,682)	3.43	(169,283)	3.44
RSUs expired	(88,406)	3.42	(139,535)	3.44
RSUs outstanding, ending	522,385	$3.42	649,473	$3.42

Schedule of details of restricted share units outstanding

	Weighted	Number of
Deemed value	average	RSUs	Number of RSUs
	contractual life	outstanding	exercisable
$3.42	9.19	522,385	—